Discontinued Operations and Assets Held for Sale - Narrative (Details) € in Millions, $ in Millions					12 Months Ended
	Sep. 30, 2022 EUR (€)	Aug. 05, 2021 EUR (€)	May 10, 2021 USD ($)	Dec. 07, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2021	May 20, 2021	May 10, 2021 EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax					$ 391	$ 0	$ 0
Other disposal groups, classified as held for sale					$ 4	$ 839
4.750% Senior Secured Euro Notes due February 2023 | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stated interest rate on debt (as a percent)					4.75%	4.75%		4.75%	4.75%
Discontinued Operations, Held-for-sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of share capital sold				100.00%
Sale price | €				€ 950
Cash consideration | €		€ 100		€ 725
Discontinued Operations, Held-for-sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l. | Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration | €	€ 125
Discontinued Operations, Disposed of by Sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price | €										€ 1,000
Disposal group, cash and cash equivalents			$ 139
Gain on sale of discontinued operations before provision for income taxes			396		$ 396	$ 0	$ 0
Gain on sale of discontinued operations, net of tax			$ 391
Goodwill						520
Discontinued Operations, Disposed of by Sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l. | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period of continuing involvement			3 years
Disposal Group, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other disposal groups, classified as held for sale					$ 4	$ 5